                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-128124



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2006

               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY

--------------------------------------------------------------------------------


The following replaces in its entirety the paragraph under "Optional MarketLock Fee" on page 4:

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the greater of (a) Gross Purchase Payments made in the first two years; or (b) the highest contract anniversary value (less Gross Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period)


























Dated: October 16, 2006



               Please keep this Supplement with your Prospectus.